EQUITY - Narrative (Details) € / shares in Units, € in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
		Apr. 14, 2017 EUR (€)	May 31, 2017 EUR (€) € / shares	May 31, 2016 EUR (€) € / shares	Jun. 30, 2015	Dec. 31, 2017 EUR (€) vote € / shares shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of reserves within equity [line items]
Equity						€ 783,936	€ 329,805	€ (19,403)	€ 2,478,313
Share capital						€ 2,504
Number of votes held for each common share under loyalty voting structure | vote						2
Required holding period of special voting shares in order to participate in program						3 years
Number of votes that can be exercised for each voting share | vote						1
Share premium reserve						€ 5,768,544	5,888,529
Legal reserve						8	14
Cash distribution paid (in Euro per share) | € / shares			€ 0.635	€ 0.46
Cash distribution of reserves		€ 119,985	€ 114,738	€ 86,905
Share-based compensation	[1]					28,597	1,110
(Losses)/Gains on remeasurement of defined benefit plans						730	1,448	(898)
Non-controlling interests						5,258	4,810
Reduction to equity								(8,500)
Dividends to non-controlling interests						1,218	1,732
Dividends paid to non-controlling interests, classified as financing activities						€ 1,218	17,207	53,942
Common shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						193,923,499
Special Voting Shares
Disclosure of reserves within equity [line items]
Nominal value of shares (in Euros per share) | € / shares						€ 0.01
Number of shares issued (in shares) | shares						56,497,618
Share capital
Disclosure of reserves within equity [line items]
Equity						€ 2,504	€ 2,504	€ 3,778	€ 3,778
Nominal value of shares (in Euros per share) | € / shares						€ 0.01
Treasury shares | Common shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						4,969,625	5,000,000
Treasury shares | Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares						4,099	2,930
FCA Group companies
Disclosure of reserves within equity [line items]
Share premium contribution							€ 1,162
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of reserves within equity [line items]
Noncontrolling interest (percent)						20.00%	20.00%
Ownership interest (percent)						80.00%	80.00%
FFS
Disclosure of reserves within equity [line items]
(Losses)/Gains on remeasurement of defined benefit plans						€ 45
Ownership interest (percent)						49.90%
Ferrari Financial Services S.p.A.
Disclosure of reserves within equity [line items]
Noncontrolling interest (percent)					10.00%	0.00%	0.00%
Ownership interest (percent)						100.00%	100.00%
Ferrari Financial Services S.p.A. | Aldasa GmbH
Disclosure of reserves within equity [line items]
Noncontrolling interest (percent)							10.00%
Purchase price of FFS shares							€ 8,500
Non-controlling interests							5,898
Reduction to equity							2,602
PSU and RSU Awards Under Equity Incentive Plan | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Cumulative increase to other reserves						€ 28,179
Non-executive Directors
Disclosure of reserves within equity [line items]
Share-based compensation						€ 418	€ 1,110

[1]	Relates to the equity-settled Non-Executive Directors’ compensation and from 2017 also the equity incentive plan. See Note 21 “Equity” and Note 22 “Share-based Compensation” for additional details.